Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended		75 Months Ended		78 Months Ended		81 Months Ended		84 Months Ended		87 Months Ended		90 Months Ended		93 Months Ended		96 Months Ended		99 Months Ended		102 Months Ended		105 Months Ended		108 Months Ended		111 Months Ended		114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 01, 2016	Nov. 29, 2016	Feb. 29, 2016	Feb. 28, 2017	May 31, 2016	May 31, 2017	Aug. 31, 2016	Aug. 31, 2017	Nov. 30, 2016	Nov. 30, 2017	Feb. 28, 2017	Feb. 28, 2018	May 31, 2017	May 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Nov. 30, 2017	Nov. 30, 2018	Feb. 28, 2018	Feb. 28, 2019	May 31, 2018	May 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Nov. 30, 2018	Nov. 30, 2019	Feb. 28, 2019	Feb. 29, 2020	May 31, 2019	May 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Nov. 30, 2019	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2021	May 31, 2020	May 31, 2021	Aug. 31, 2020	Aug. 31, 2021	Nov. 30, 2020	Nov. 30, 2021	Feb. 28, 2021	Feb. 28, 2022	May 31, 2021	May 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Nov. 30, 2021	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2023	May 31, 2022	May 31, 2023	Aug. 31, 2022	Aug. 31, 2023	Nov. 30, 2022	Nov. 30, 2023	Feb. 28, 2023	Feb. 29, 2024	May 31, 2023	May 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Nov. 30, 2023	Nov. 30, 2024	Feb. 29, 2024	Feb. 28, 2025	May 31, 2024	May 31, 2025	Aug. 31, 2024	Aug. 31, 2025	Nov. 30, 2024	Nov. 30, 2025	Feb. 28, 2025	Feb. 28, 2026	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026
C000005558
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,255		$ 10,518		$ 9,947		$ 10,164		$ 10,475		$ 10,616		$ 10,651		$ 10,651		$ 10,802		$ 10,886		$ 10,745		$ 10,974		$ 11,432		$ 11,789		$ 11,767		$ 12,197		$ 11,047		$ 11,726		$ 12,002		$ 12,282		$ 12,670		$ 12,907		$ 12,929		$ 12,554		$ 11,854		$ 11,589		$ 11,267		$ 11,344		$ 11,505		$ 11,491		$ 11,646		$ 12,143		$ 12,161		$ 12,702		$ 12,886		$ 12,926		$ 12,452	$ 12,539	$ 13,210	$ 13,529
C000117193
Account Value [Line Items]
Accumulated Value			10,000		10,257		10,519		9,941		10,184		10,486		10,627		10,654		10,638		10,789		10,863		10,714		10,934		11,379		11,718		11,688		12,104		10,951		11,622		11,887		12,153		12,526		12,759		12,772		12,384		11,690		11,424		11,100		11,159		11,307		11,296		11,427		11,901		11,910		12,437		12,606		12,635		12,166	12,240	12,868	13,175
C000177208
Account Value [Line Items]
Accumulated Value	$ 497,488	$ 500,000		$ 508,433		$ 524,104		$ 531,286		$ 533,171		$ 533,312		$ 541,034		$ 544,939		$ 538,456		$ 550,128		$ 573,217		$ 591,237		$ 590,289		$ 611,972		$ 554,414		$ 588,618		$ 602,656		$ 616,347		$ 636,516		$ 648,576		$ 649,882		$ 631,215		$ 596,274		$ 583,162		$ 567,095		$ 571,174		$ 579,419		$ 578,922		$ 586,926		$ 611,569		$ 612,718		$ 640,758		$ 650,259		$ 652,480		$ 628,802		$ 633,402		$ 666,941		$ 683,858
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,133		10,369		10,040		10,142		10,293		10,420		10,363		10,193		10,254		10,310		10,224		10,516		10,911		11,359		11,327		11,744		11,938		12,094		12,152		11,907		11,890		12,084		12,012		11,592		10,912		10,693		10,469		10,465		10,678		10,565		10,593		10,813		10,818		11,336		11,321		11,441		11,408	11,691	11,967	12,158
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,133		10,369		10,040		10,142		10,293		10,420		10,363		10,193		10,254		10,310		10,224		10,516		10,911		11,359		11,327		11,744		11,938		12,094		12,152		11,907		11,890		12,084		12,012		11,592		10,912		10,693		10,469		10,465		10,678		10,565		10,593		10,813		10,818		11,336		11,321		11,441		11,408	11,691	11,967	12,158
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	498,674	500,000		503,720		511,246		517,530		514,702		506,265		509,331		512,100		507,795		522,312		541,930		564,193		562,592		583,332		592,956		600,715		603,570		591,403		590,555		600,209		596,608		575,765		541,999		531,089		520,006		519,790		530,385		524,752		526,141		537,084		537,310		563,042		562,314		568,279		566,641		580,700		594,373		603,857
Bloomberg 65% High-Grade/35% High-Yield Index
Account Value [Line Items]
Accumulated Value			10,000		10,191		10,458		9,852		10,196		10,452		10,601		10,546		10,531		10,759		10,862		10,814		11,069		11,499		11,851		11,838		12,306		11,707		12,150		12,361		12,457		12,763		12,927		12,924		12,553		11,919		11,747		11,621		11,725		11,868		11,900		12,184		12,479		12,412		12,883		13,054		13,070		12,733	12,822	13,323	13,634
Bloomberg 65% High-Grade/35% High-Yield Index
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,191		$ 10,458		$ 9,852		$ 10,196		$ 10,452		$ 10,601		$ 10,546		$ 10,531		$ 10,759		$ 10,862		$ 10,814		$ 11,069		$ 11,499		$ 11,851		$ 11,838		$ 12,306		$ 11,707		$ 12,150		$ 12,361		$ 12,457		$ 12,763		$ 12,927		$ 12,924		$ 12,553		$ 11,919		$ 11,747		$ 11,621		$ 11,725		$ 11,868		$ 11,900		$ 12,184		$ 12,479		$ 12,412		$ 12,883		$ 13,054		$ 13,070		$ 12,733	$ 12,822	$ 13,323	$ 13,634
Bloomberg 65% High-Grade/35% High-Yield Index
Account Value [Line Items]
Accumulated Value	$ 497,754	$ 500,000		$ 515,134		$ 528,077		$ 535,599		$ 532,794		$ 532,042		$ 543,548		$ 548,774		$ 546,353		$ 559,250		$ 580,948		$ 598,719		$ 598,086		$ 621,721		$ 591,472		$ 613,855		$ 624,510		$ 629,369		$ 644,804		$ 653,120		$ 652,955		$ 634,184		$ 602,187		$ 593,485		$ 587,133		$ 592,386		$ 599,605		$ 601,231		$ 615,538		$ 630,438		$ 627,059		$ 650,878		$ 659,515		$ 660,336		$ 643,311		$ 647,803		$ 673,125		$ 688,829